Expense Example {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-12 - Fidelity Advisor® Value Strategies Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Value Strategies Fund-Class A
Expense Example:
1 year	$ 684
3 years	913
5 years	1,161
10 years	1,871
Fidelity Advisor Value Strategies Fund-Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Value Strategies Fund-Class C
Expense Example:
1 year	295
3 years	603
5 years	1,037
10 years	2,038
Fidelity Advisor Value Strategies Fund - Class I
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084